UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     One Compass Advisors

Address:     200 East 12th Street
             Jeffersonville, IN  47130


Form 13F File Number:     028-10338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Crittenden Thomas

Title:     Senior Investment Officer

Phone:     502-569-5910

Signature, Place and Date of Signing:

      /s/R. Crittenden Thomas          Jeffersonville, IN         02/10/2012

               [Signature]                 [City, State]              [Date]

Report Type (Check only one)

[  ]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[x]      13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-04395                 Baillie Gifford Overseas Limited
28-14073                 Brockhouse & Cooper International, Inc.
28-05269                 Earnest Partners, LLC
28-01911                 Robert W. Baird & Co.
28-11076                 Sustainable Growth Advissers, LP
28-03697                 Sound Shore Management, Inc.
28-11092                 TimesSquare Capital Management

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